Pension and other post-employment benefits - Schedule of Amounts Recognized in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pension benefits
Actuarial losses (gains)
Balance, January 1	$ (6,902)	$ (671)
Additions to AOCI	(31,048)	(12,600)
Amortization in current period	1,499	617
Recognition of settlement gain		235
Reclassification to regulatory accounts	15,425	5,517
Ending balance, December 31	(21,026)	(6,902)
Past service losses (gains)
Beginning balance, January 1	(2,627)	(3,363)
Additions to AOCI	0	0
Amortization in current period	1,468	1,491
Recognition of settlement gain		0
Reclassification to regulatory accounts	(755)	(755)
Ending balance, December 31	(1,914)	(2,627)
OPEB
Actuarial losses (gains)
Balance, January 1	(35,275)	(33,550)
Additions to AOCI	(16,958)	(23,797)
Amortization in current period	3,499	2,554
Recognition of settlement gain		0
Reclassification to regulatory accounts	15,257	19,518
Ending balance, December 31	(33,477)	(35,275)
Past service losses (gains)
Beginning balance, January 1	(1,337)	(2,190)
Additions to AOCI	853	853
Amortization in current period	0	0
Recognition of settlement gain		0
Reclassification to regulatory accounts	0	0
Ending balance, December 31	$ (484)	$ (1,337)